SCHEDULE OF DEFERRED REVENUE (Details) - CAD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Deferred revenue, beginning	$ 219,068	$ 30,046
Customer payments received attributable to contract liabilities for unearned revenue	17,677	263,404
Revenue recognized from fulfilling contract liabilities	215,638	74,381
Deferred revenue, ending	$ 21,107	$ 219,068